SUMMARY OF ACCOUNTING POLICIES - Summary of fair value of assets and liabilities on nonrecurring basis (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired through foreclosure	$ 1,815	$ 3,284
Loans held for sale	1,332	703
Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired through foreclosure	1,815	3,284
Loans held for sale	1,332	703
Impaired loans	15,382	16,470
Fair value, measurements, nonrecurring | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired through foreclosure
Loans held for sale
Impaired loans
Fair value, measurements, nonrecurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired through foreclosure	1,815	3,284
Loans held for sale	1,332	703
Impaired loans	15,382	16,470
Fair value, measurements, nonrecurring | Significant other unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate acquired through foreclosure
Loans held for sale
Impaired loans